Financial assets at fair value through other comprehensive income - Debt securities FVOCI (Details) $ in Thousands, $ in Thousands		Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
Debt securities held fvoci [Abstract]
Government securities	[1]	$ 521,874,441		$ 391,849,627
Financial assets pledged as collateral		174,670,473	$ 6,123,370	52,003,019	$ 0
BCRA Internal Bills - USD			$ 69,772,109		$ 6,619,055
BCRA Liquidity Bills		60,484,996		1,460,167,050
Private securities - Corporate bonds		8,959,190		11,593,436
TOTAL		$ 841,884,579		$ 1,922,232,187

[1]	In march 2023, the Bank participated in a voluntary debt exchange under section 11, Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows: